Commitments and Contingencies - Additional Information (Details)	Dec. 22, 2023 Aircraft	Nov. 20, 2023 Aircraft	Sep. 08, 2023 Aircraft	Aug. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	Jun. 01, 2023	May 22, 2023	Jan. 27, 2023 Aircraft	Jan. 13, 2023 USD ($)	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Jan. 06, 2022 USD ($)	Oct. 14, 2021 Aircraft	Jan. 19, 2024 Aircraft	Dec. 31, 2023 Aircraft	Nov. 17, 2023 Aircraft	Dec. 31, 2022 Aircraft	Jul. 29, 2022 Aircraft
Other Commitments [Line Items]
Number of aircraft leased															14		8
Date of premium finance agreement									2023			2022
Term of insurance policy									12-month			12-month
Financed amount of premium | $									$ 3,636,783			$ 2,465,110
Total premium amount | $									$ 4,064,691			$ 3,103,325
Rate of interest									5.45%			2.38%
Down payment | $									$ 430,358			$ 640,665
Aircraft Lease Agreement One
Other Commitments [Line Items]
Number of aircraft leased											1
Lease term						8 years					8 years
Lease term commenced						Jun. 01, 2023					Aug. 01, 2023
Number of months fixed monthly rent to be paid											94 months
Aircraft Lease Agreement Two
Other Commitments [Line Items]
Number of aircraft leased																		1
Lease term																		72 months
Aircraft Lease Agreement Three
Other Commitments [Line Items]
Number of aircraft leased										1
Lease term										2 years
Lease term commenced										Aug. 18, 2023
Number of months fixed monthly rent to be paid										24 months
Aircraft Lease Agreement Four
Other Commitments [Line Items]
Number of aircraft leased								1
Lease term								6 years
Lease term commenced								Apr. 21, 2023
Number of months fixed monthly rent to be paid								72 months
Aircraft Lease Agreement Five
Other Commitments [Line Items]
Lease term							5 years
Lease term commenced							Jun. 01, 2023
Number of months fixed monthly rent to be paid							62 months
Aircraft Lease Agreement Six
Other Commitments [Line Items]
Number of aircraft leased					1
Lease term					4 years
Lease term commenced					Nov. 13, 2023
Number of months fixed monthly rent to be paid					48 months
Aircraft Lease Agreement Seven
Other Commitments [Line Items]
Number of aircraft leased			1	1
Lease term			8 years
Lease term commenced			Oct. 06, 2023
Lease expiration period				2028-02
Number of months fixed monthly rent to be paid			72 months
Aircraft Lease Agreement Eight
Other Commitments [Line Items]
Number of aircraft leased			1													1
Lease term																24 months
Lease term commenced			Oct. 06, 2023
Number of months fixed monthly rent to be paid			96 months
Aircraft Lease Agreement Nine
Other Commitments [Line Items]
Number of aircraft leased		1														1
Lease term		88 months														24 months
Aircraft Lease Agreement Ten
Other Commitments [Line Items]
Number of aircraft leased	1	1
Lease term	120 months	7 years
Lease term commenced		Feb. 09, 2024
Number of months fixed monthly rent to be paid		86 months
Aircraft Lease Agreement Eleven
Other Commitments [Line Items]
Number of aircraft leased	1
Lease term	10 years
Lease term commenced	Mar. 08, 2024
Number of months fixed monthly rent to be paid	120 months
Aircraft Lease Agreement Twelve
Other Commitments [Line Items]
Number of aircraft leased														1
Lease term														96 months
Minimum
Other Commitments [Line Items]
Lease term															10 months
Maximum
Other Commitments [Line Items]
Lease term															10 years
Airbus A321 Converted Freighter
Other Commitments [Line Items]
Number of aircraft leased													1
Lease term													10 years
Lease term commenced													Jan. 23, 2023
Lease expiration period													2032-12
Number of months fixed monthly rent to be paid													120 months